Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Registrant Name	dei_EntityRegistrantName	MARSICO INVESTMENT FUND
CIK	dei_EntityCentralIndexKey	0001047112
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 27, 2017
Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2017
Prospectus Date	rr_ProspectusDate	Jan. 30, 2017
Marsico Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MARSICO FOCUS FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Marsico Focus Fund’s goal is to seek long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current Management Fee rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the “ratio of expenses to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the Management Fee applicable to the Fund to reflect the current Management Fee rates for the entire fiscal year, which is reflected in the Management Fee line item above.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Marsico Focus Fund is a “non-diversified” portfolio and invests primarily in the common stocks of large companies that are selected for their long-term growth potential. The Fund will normally hold a core position of between 20 and 35 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the investment adviser uses an approach that emphasizes the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines “top-down” macro-economic analysis with “bottom-up” company and security analysis. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, trade policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its market-share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” company and security analysis.

As part of this fundamental, “bottom-up” research, the investment adviser may visit a company’s management, and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive, transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Non-Diversification Risk. The Fund is classified as a “non-diversified” portfolio, which means it may hold fewer securities than a diversified fund because it is permitted to invest a greater percentage of its assets in a smaller number of securities. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, may be riskier than U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” portfolio, which means it may hold fewer securities than a diversified fund because it is permitted to invest a greater percentage of its assets in a smaller number of securities. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-860-8686
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	marsicofunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Heading	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter (09/30/09): 16.53% Worst Quarter (12/31/08): -23.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.29%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Marsico Focus Fund | Marsico Focus Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFOCX
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[2]
Net Expenses	rr_NetExpensesOverAssets	1.27%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 129
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	403
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	697
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,534
2007	rr_AnnualReturn2007	12.93%
2008	rr_AnnualReturn2008	(40.75%)
2009	rr_AnnualReturn2009	30.49%
2010	rr_AnnualReturn2010	18.31%
2011	rr_AnnualReturn2011	(2.65%)
2012	rr_AnnualReturn2012	11.75%
2013	rr_AnnualReturn2013	38.11%
2014	rr_AnnualReturn2014	11.39%
2015	rr_AnnualReturn2015	1.43%
2016	rr_AnnualReturn2016	(6.85%)
1 Year	rr_AverageAnnualReturnYear01	(6.85%)
5 Years	rr_AverageAnnualReturnYear05	10.19%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	7.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Marsico Focus Fund | Return After Taxes on Distributions | Marsico Focus Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.85%)	[3]
5 Years	rr_AverageAnnualReturnYear05	7.27%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.49%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997	[3]
Marsico Focus Fund | Return After Taxes on Distributions and Sale of Fund Shares | Marsico Focus Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.88%)	[3]
5 Years	rr_AverageAnnualReturnYear05	8.17%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.07%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997	[3]
Marsico Focus Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Marsico Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MARSICO GROWTH FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Marsico Growth Fund’s goal is to seek long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current Management Fee rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the “ratio of expenses to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the Management Fee applicable to the Fund to reflect the current Management Fee rates for the entire fiscal year, which is reflected in the Management Fee line item above.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Marsico Growth Fund is a “diversified” portfolio and invests primarily in the common stocks of large companies that are selected for their long-term growth potential. The Fund will normally hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the investment adviser uses an approach that emphasizes the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines “top-down” macro-economic analysis with “bottom-up” company and security analysis. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, trade policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its market-share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” company and security analysis.

As part of this fundamental, “bottom-up” research, the investment adviser may visit a company’s management, and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, may be riskier than U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-860-8686
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	marsicofunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Heading	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter (09/30/09): 16.06% Worst Quarter (12/31/08): -24.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.00%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Marsico Growth Fund | Marsico Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGRIX
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.79%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[5]
Net Expenses	rr_NetExpensesOverAssets	1.36%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 138
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	431
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	745
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,635
2007	rr_AnnualReturn2007	14.28%
2008	rr_AnnualReturn2008	(42.83%)
2009	rr_AnnualReturn2009	29.36%
2010	rr_AnnualReturn2010	19.19%
2011	rr_AnnualReturn2011	(0.94%)
2012	rr_AnnualReturn2012	12.57%
2013	rr_AnnualReturn2013	35.24%
2014	rr_AnnualReturn2014	8.71%
2015	rr_AnnualReturn2015	0.83%
2016	rr_AnnualReturn2016	(5.08%)
1 Year	rr_AverageAnnualReturnYear01	(5.08%)
5 Years	rr_AverageAnnualReturnYear05	9.63%
10 Years	rr_AverageAnnualReturnYear10	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Marsico Growth Fund | Return After Taxes on Distributions | Marsico Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.27%)	[6]
5 Years	rr_AverageAnnualReturnYear05	6.18%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.95%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997	[6]
Marsico Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Marsico Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.72%)	[6]
5 Years	rr_AverageAnnualReturnYear05	7.54%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.69%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997	[6]
Marsico Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Marsico 21st Century Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MARSICO 21st CENTURY FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Marsico 21st Century Fund’s goal is to seek long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	44.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current Management Fee rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The information in the Financial Highlights does not include the restatement of the Management Fee applicable to the Fund to reflect the current Management Fee rates for the entire fiscal year, which is reflected in the Management Fee line item above, and does not include Acquired Fund Fees and Expenses, which are included in Other Expenses above.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Marsico 21st Century Fund is a “diversified” portfolio and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size. The portions of Fund assets invested in large-capitalization, medium-capitalization, or small-capitalization companies (which are described further in “Some Defined Terms” later in the prospectus) will vary based on market conditions, depending on the portfolio manager’s judgment as to how to achieve the Fund’s investment objective. Under current market conditions the portfolio manager expects to invest substantially in medium-capitalization companies. The Fund will normally hold a core position of between 35 and 60 common stocks, but the number of securities held by the Fund may occasionally exceed this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the investment adviser uses an approach that emphasizes the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines “top-down” macro-economic analysis with “bottom-up” company and security analysis. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, trade policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its market share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” company and security analysis.

As part of this fundamental, “bottom-up” research, the investment adviser may visit a company’s management, and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive, transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Risks of Small- and Medium-Capitalization Company Investing. The Fund’s investments in small-capitalization and medium-capitalization companies can involve more risk than its investments in large-capitalization companies because smaller companies have potentially greater sensitivity to adverse business or economic conditions. Normally, smaller companies may have more limited financial resources, markets or product lines, less access to capital markets, and more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of larger capitalization companies, or to decline more significantly during market downturns than the market as a whole.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, may be riskier than U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index. Effective July 15, 2016, the Russell Midcap Growth Index was added as a supplemental benchmark index. The Russell Midcap Growth Index is an index composed of mid-capitalization U.S. equities that exhibit growth characteristics. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-860-8686
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	marsicofunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Heading	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter (06/30/09): 20.85% Worst Quarter (12/31/08): -25.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.76%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Marsico 21st Century Fund | Marsico 21st Century Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXXIX
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.80%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[8]
Net Expenses	rr_NetExpensesOverAssets	1.41%	[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 144
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	446
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	771
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,691
2007	rr_AnnualReturn2007	19.34%
2008	rr_AnnualReturn2008	(45.22%)
2009	rr_AnnualReturn2009	28.05%
2010	rr_AnnualReturn2010	16.98%
2011	rr_AnnualReturn2011	(12.06%)
2012	rr_AnnualReturn2012	11.56%
2013	rr_AnnualReturn2013	41.96%
2014	rr_AnnualReturn2014	8.51%
2015	rr_AnnualReturn2015	0.23%
2016	rr_AnnualReturn2016	(1.85%)
1 Year	rr_AverageAnnualReturnYear01	(1.85%)
5 Years	rr_AverageAnnualReturnYear05	11.07%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000
Marsico 21st Century Fund | Return After Taxes on Distributions | Marsico 21st Century Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.85%)	[9]
5 Years	rr_AverageAnnualReturnYear05	11.07%	[9]
10 Years	rr_AverageAnnualReturnYear10	3.71%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000	[9]
Marsico 21st Century Fund | Return After Taxes on Distributions and Sale of Fund Shares | Marsico 21st Century Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.05%)	[9]
5 Years	rr_AverageAnnualReturnYear05	8.82%	[9]
10 Years	rr_AverageAnnualReturnYear10	3.00%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000	[9]
Marsico 21st Century Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000
Marsico 21st Century Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	13.51%
10 Years	rr_AverageAnnualReturnYear10	7.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000
Marsico International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MARSICO INTERNATIONAL OPPORTUNITIES FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Marsico International Opportunities Fund’s goal is to seek long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 223% of the average value of its portfolio. Portfolio turnover for the Fund may at times be greater than that for other Funds due in part to the investment style of the Fund, and may be substantially impacted by market conditions.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	223.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current Management Fee rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the “ratio of expenses to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the Management Fee applicable to the Fund to reflect the current Management Fee rates for the entire fiscal year, which is reflected in the Management Fee line item above.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the current expense limitation for the one-year period and the first year of each additional period). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Marsico International Opportunities Fund is a “diversified” portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential, including foreign securities further described in this Prospectus, whether traded in the U.S. (including as American Depositary Receipts) or in foreign markets or both. The Fund may invest in an unlimited number of companies of any size throughout the world. The Fund normally invests in the securities of issuers that are economically tied to one or more foreign countries, and expects to be invested in various issuers or securities that together have ties to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be economically tied to the U.S.

In selecting investments for the Fund, the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), uses an approach that emphasizes the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines “top-down” macro-economic analysis with “bottom-up” company and security analysis. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, trade policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its market share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” company and security analysis.

As part of this fundamental, “bottom-up” research, the investment adviser may visit a company’s management, and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive, transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, or for other reasons.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, may be riskier than U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly when the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises relative to another currency of a foreign country, an investment in an issuer whose securities are denominated in that country’s currency (or whose business is conducted principally in that country’s currency) loses value, because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. The risk that these events could occur may be heightened in emerging markets. The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes, or to serve other investment purposes. Currency markets generally are not as regulated as securities markets.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-860-8686
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	marsicofunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Heading	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter (06/30/09): 26.19% Worst Quarter (12/31/08): -27.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.66%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Marsico International Opportunities Fund | Marsico International Opportunities Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOFX
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.80%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[11],[12]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[11]
Net Expenses	rr_NetExpensesOverAssets	1.60%	[11],[12]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 163
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	541
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	943
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,070
2007	rr_AnnualReturn2007	20.47%
2008	rr_AnnualReturn2008	(50.64%)
2009	rr_AnnualReturn2009	37.71%
2010	rr_AnnualReturn2010	13.31%
2011	rr_AnnualReturn2011	(15.17%)
2012	rr_AnnualReturn2012	17.35%
2013	rr_AnnualReturn2013	19.91%
2014	rr_AnnualReturn2014	(4.05%)
2015	rr_AnnualReturn2015	3.56%
2016	rr_AnnualReturn2016	(10.57%)
1 Year	rr_AverageAnnualReturnYear01	(10.57%)
5 Years	rr_AverageAnnualReturnYear05	4.57%
10 Years	rr_AverageAnnualReturnYear10	(0.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000
Marsico International Opportunities Fund | Return After Taxes on Distributions | Marsico International Opportunities Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.54%)	[13]
5 Years	rr_AverageAnnualReturnYear05	4.63%	[13]
10 Years	rr_AverageAnnualReturnYear10	(0.33%)	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000	[13]
Marsico International Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Marsico International Opportunities Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.95%)	[13]
5 Years	rr_AverageAnnualReturnYear05	3.65%	[13]
10 Years	rr_AverageAnnualReturnYear10	0.11%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000	[13]
Marsico International Opportunities Fund | Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	6.53%
10 Years	rr_AverageAnnualReturnYear10	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000
Marsico Flexible Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MARSICO FLEXIBLE CAPITAL FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Marsico Flexible Capital Fund’s goal is to seek long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current Management Fee rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the “ratio of expenses to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the Management Fee applicable to the Fund to reflect the current Management Fee rates for the entire fiscal year, which is reflected in the Management Fee line item above.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Marsico Flexible Capital Fund is a “diversified” portfolio and invests primarily in equity securities, and other investments that are selected primarily for their long-term growth potential. The Fund’s holdings may include, without limitation, securities of companies that may be experiencing a significant positive transformation or a favorable catalyst impacting their potential growth, may be underappreciated by other investors, may be trading at compelling valuations in light of their potential growth, or may offer current income, or other securities or investments. The Fund may invest in issuers of any size throughout the world, and will normally hold a core position of between 20 and 50 securities or other investments. The number of securities or other investments held by the Fund may occasionally exceed this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the investment adviser uses an approach that emphasizes the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines “top-down” macro-economic analysis with “bottom-up” company and security analysis. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, trade policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large, or that may offer dividend or other income. The investment adviser also may consider whether a particular security or other investment potentially offers current income, and may invest up to 40% of its total assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called “high yield securities,” also often referred to as “junk bonds”). In selecting fixed income and variable income securities, the investment adviser will also focus on the potential for growth of capital. In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its market-share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” company and security analysis.

As part of this fundamental, “bottom-up” research, the investment adviser may visit a company’s management, and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of companies.

Examples of core investments in which the Fund may invest (i.e., the primary investments held by the Fund over time) include, without limitation, securities of companies undergoing positive, transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition. In addition, the Fund’s portfolio may include the securities of established companies that are expected to offer long-term growth potential, less mature companies, or securities with more aggressive growth characteristics.

Equity securities in which the Fund may invest include, without limitation, common stocks, including those that pay dividends or other distributions, securities that are convertible into common stocks or other equity securities, depositary receipts or shares, warrants, rights, real estate investment trusts, partnership securities, and other securities with equity characteristics as further described in this Prospectus. The fixed or variable income securities in which the Fund may invest include, without limitation, corporate bonds (including high-yield bonds), preferred stocks, trust-preferred securities, Treasury securities, U.S. government agency securities, asset-backed securities, and other income-producing investments as further described in this Prospectus. The Fund is not required to seek current income or to maintain any portion of its total assets in fixed or variable income securities.

The investment adviser may reduce or sell a Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, may be riskier than U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

Credit Risk. The Fund could lose money if the issuer of a fixed or variable income security cannot meet its financial obligations and defaults or goes bankrupt.

Interest Rate Risk. The value of investments in fixed or variable income securities may fall substantially if interest rates rise.

High-Yield Risk. High-yield corporate debt securities with credit ratings that are below investment grade (also often referred to as “junk bonds”) may be subject to potentially higher risks of default and greater volatility than other debt securities. These and other risks are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-860-8686
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	marsicofunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Heading	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter (06/30/09): 25.04% Worst Quarter (12/31/08): -19.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.56%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Marsico Flexible Capital Fund | Marsico Flexible Capital Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFCFX
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.78%	[14]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[15]
Net Expenses	rr_NetExpensesOverAssets	1.37%	[15]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 139
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	434
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	750
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,646
2007	rr_AnnualReturn2007	15.00%
2008	rr_AnnualReturn2008	(34.36%)
2009	rr_AnnualReturn2009	51.06%
2010	rr_AnnualReturn2010	35.82%
2011	rr_AnnualReturn2011	(4.34%)
2012	rr_AnnualReturn2012	21.62%
2013	rr_AnnualReturn2013	34.65%
2014	rr_AnnualReturn2014	6.05%
2015	rr_AnnualReturn2015	0.12%
2016	rr_AnnualReturn2016	(0.76%)
1 Year	rr_AverageAnnualReturnYear01	(0.76%)
5 Years	rr_AverageAnnualReturnYear05	11.53%
10 Years	rr_AverageAnnualReturnYear10	9.84%
Since Inception	rr_AverageAnnualReturnSinceInception	9.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
Marsico Flexible Capital Fund | Return After Taxes on Distributions | Marsico Flexible Capital Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.84%)	[16]
5 Years	rr_AverageAnnualReturnYear05	8.93%	[16]
10 Years	rr_AverageAnnualReturnYear10	8.15%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[16]
Marsico Flexible Capital Fund | Return After Taxes on Distributions and Sale of Fund Shares | Marsico Flexible Capital Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%	[16]
5 Years	rr_AverageAnnualReturnYear05	8.97%	[16]
10 Years	rr_AverageAnnualReturnYear10	7.78%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	7.78%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[16]
Marsico Flexible Capital Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
Marsico Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MARSICO GLOBAL FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Marsico Global Fund’s goal is to seek long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	82.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current Management Fee rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The information in the Financial Highlights does not include the restatement of the Management Fee applicable to the Fund to reflect the current Management Fee rates for the entire fiscal year, which is reflected in the Management Fee line item above, and does not include Acquired Fund Fees and Expenses, which are included in Other Expenses above.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the current expense limitation for the one-year period and the first year of each additional period). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Marsico Global Fund is a “diversified” portfolio and invests primarily in the common stocks of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in an unlimited number of companies of any size that are economically tied to any countries or markets throughout the world, including securities of companies economically tied to emerging markets. Under normal market conditions, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of issuers organized or located outside the U.S. or doing business outside the U.S. or other foreign securities further described in this Prospectus (unless market conditions are not deemed favorable by the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), in which case the Fund generally will invest at least 30% of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

In selecting investments for the Fund, the investment adviser uses an approach that emphasizes the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines “top-down” macro-economic analysis with “bottom-up” company and security analysis. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, trade policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its market-share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” company and security analysis.

As part of this fundamental, “bottom-up” research, the investment adviser may visit a company’s management, and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive, transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, or for other reasons.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, may be riskier than U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises relative to another currency of a foreign country, an investment in an issuer whose securities are denominated in that country’s currency (or whose business is conducted principally in that country’s currency) loses value, because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. The risk that these events could occur may be heightened in emerging markets. The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes, or to serve other investment purposes. Currency markets generally are not as regulated as securities markets.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year since inception, together with the best and worst quarters during that time. The table shows how the Fund’s average annual returns (before and after taxes) for the periods of one year, five years and since inception, compared to those of a broad-based securities market index. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-860-8686
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	marsicofunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Heading	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter (06/30/09): 22.11% Worst Quarter (12/31/08): -23.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.34%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Marsico Global Fund | Marsico Global Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLBX
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.80%	[17]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[18],[19]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[19]
Net Expenses	rr_NetExpensesOverAssets	1.60%	[18],[19]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 163
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	524
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	909
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,990
2008	rr_AnnualReturn2008	(42.10%)
2009	rr_AnnualReturn2009	35.21%
2010	rr_AnnualReturn2010	23.58%
2011	rr_AnnualReturn2011	(12.64%)
2012	rr_AnnualReturn2012	19.42%
2013	rr_AnnualReturn2013	41.99%
2014	rr_AnnualReturn2014	2.72%
2015	rr_AnnualReturn2015	2.78%
2016	rr_AnnualReturn2016	(6.01%)
1 Year	rr_AverageAnnualReturnYear01	(6.01%)
5 Years	rr_AverageAnnualReturnYear05	10.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Marsico Global Fund | Return After Taxes on Distributions | Marsico Global Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.01%)	[20]
5 Years	rr_AverageAnnualReturnYear05	9.07%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007	[20]
Marsico Global Fund | Return After Taxes on Distributions and Sale of Fund Shares | Marsico Global Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.40%)	[20]
5 Years	rr_AverageAnnualReturnYear05	8.72%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007	[20]
Marsico Global Fund | Morgan Stanley Capital International All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	9.36%
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007

[1]	Restated to reflect current Management Fee rates. As of December 1, 2015, the Fund pays Marsico Capital Management, LLC a Management Fee calculated as follows: 0.80% per year of its average daily net assets up to $250 million, 0.75% per year of its average daily net assets for the next $250 million, 0.70% per year of its average daily net assets for the next $250 million, and 0.65% per year of its average daily net assets exceeding $750 million.
[2]	Total Annual Fund Operating Expenses do not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the Management Fee applicable to the Fund to reflect the current Management Fee rates for the entire fiscal year, which is reflected in the Management Fee line item above.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	Restated to reflect current Management Fee rates. As of December 1, 2015, the Fund pays Marsico Capital Management, LLC a Management Fee calculated as follows: 0.80% per year of its average daily net assets up to $250 million, 0.75% per year of its average daily net assets for the next $250 million, 0.70% per year of its average daily net assets for the next $250 million, and 0.65% per year of its average daily net assets exceeding $750 million.
[5]	Total Annual Fund Operating Expenses do not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the Management Fee applicable to the Fund to reflect the current Management Fee rates for the entire fiscal year, which is reflected in the Management Fee line item above.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	Restated to reflect current Management Fee rates. As of December 1, 2015, the Fund pays Marsico Capital Management, LLC a Management Fee calculated as follows: 0.80% per year of its average daily net assets up to $250 million, 0.75% per year of its average daily net assets for the next $250 million, 0.70% per year of its average daily net assets for the next $250 million, and 0.65% per year of its average daily net assets exceeding $750 million.
[8]	The information in the Financial Highlights does not include the restatement of the Management Fee applicable to the Fund to reflect the current Management Fee rates for the entire fiscal year, which is reflected in the Management Fee line item above, and does not include Acquired Fund Fees and Expenses, which are included in Other Expenses above.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[10]	Restated to reflect current Management Fee rates. As of December 1, 2015, the Fund pays Marsico Capital Management, LLC a Management Fee calculated as follows: 0.80% per year of its average daily net assets up to $250 million, 0.75% per year of its average daily net assets for the next $250 million, 0.70% per year of its average daily net assets for the next $250 million, and 0.65% per year of its average daily net assets exceeding $750 million.
[11]	The investment adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 1.60% of the Fund's average net assets until January 31, 2018. This expense limitation and fee waiver agreement may be terminated by the investment adviser at any time after January 31, 2018 upon 15 days prior notice to the Fund and its administrator. The investment adviser may recoup from the Fund fees previously waived or expenses previously reimbursed by the investment adviser with respect to that Fund pursuant to this agreement (or a previous expense limitation agreement) if:(1) such recoupment by the investment adviser does not cause the Fund, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three fiscal years after the end of the fiscal year in which the amount was waived or reimbursed.
[12]	Total Annual Fund Operating Expenses do not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the Management Fee applicable to the Fund to reflect the current Management Fee rates for the entire fiscal year, which is reflected in the Management Fee line item above.
[13]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[14]	Restated to reflect current Management Fee rates. As of December 1, 2015, the Fund pays Marsico Capital Management, LLC a Management Fee calculated as follows: 0.80% per year of its average daily net assets up to $250 million, 0.75% per year of its average daily net assets for the next $250 million, 0.70% per year of its average daily net assets for the next $250 million, and 0.65% per year of its average daily net assets exceeding $750 million.
[15]	Total Annual Fund Operating Expenses do not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the Management Fee applicable to the Fund to reflect the current Management Fee rates for the entire fiscal year, which is reflected in the Management Fee line item above.
[16]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[17]	Restated to reflect current Management Fee rates. As of December 1, 2015, the Fund pays Marsico Capital Management, LLC a Management Fee calculated as follows: 0.80% per year of its average daily net assets up to $250 million, 0.75% per year of its average daily net assets for the next $250 million, 0.70% per year of its average daily net assets for the next $250 million, and 0.65% per year of its average daily net assets exceeding $750 million.
[18]	The information in the Financial Highlights does not include the restatement of the Management Fee applicable to the Fund to reflect the current Management Fee rates for the entire fiscal year, which is reflected in the Management Fee line item above, and does not include Acquired Fund Fees and Expenses, which are included in Other Expenses above.
[19]	The investment adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 1.60% of the Fund's average net assets until January 31, 2018. This expense limitation and fee waiver agreement may be terminated by the investment adviser at any time after January 31, 2018 upon 15 days prior notice to the Fund and its administrator. The investment adviser may recoup from the Fund fees previously waived or expenses previously reimbursed by the investment adviser with respect to that Fund pursuant to this agreement (or a previous expense limitation agreement) if:(1) such recoupment by the investment adviser does not cause the Fund, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three fiscal years after the end of the fiscal year in which the amount was waived or reimbursed.
[20]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.